Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Nuveen Symphony Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Symphony Large-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 34 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 38 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-68 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Growth Index. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

		The goal of the portfolio construction process is to build a well-diversified portfolio that reflects the Fund’s benchmark, the Russell 1000® Growth Index, in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. The Fund’s sub-adviser utilizes a multi-faceted investment process that incorporates fundamental research, comprehensive market views and proactive risk management. Industry-focused analysts draw upon a broad range of resources to identify potential investments, including a top down macro-framework, fundamental bottom-up insights, quantitative analysis, valuation assessment and catalyst identification. Through this stock selection process, the team seeks to identify high quality companies with strong growth potential and attractive valuations. With the assistance of quantitative tools, the sub-adviser monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

		Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class T shares, which have not been offered for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 17.05% and -23.09%, respectively, for the quarters ended March 31, 2012 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

		Performance is not shown for Class T shares, which have not been offered for a full calendar year.
Nuveen Symphony Large-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 684
3 Years	rr_ExpenseExampleYear03	913
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	1,871
1 Year	rr_ExpenseExampleNoRedemptionYear01	684
3 Years	rr_ExpenseExampleNoRedemptionYear03	913
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
2007	rr_AnnualReturn2007	11.13%	[3]
2008	rr_AnnualReturn2008	(37.31%)	[3]
2009	rr_AnnualReturn2009	39.54%	[3]
2010	rr_AnnualReturn2010	23.57%	[3]
2011	rr_AnnualReturn2011	2.53%	[3]
2012	rr_AnnualReturn2012	15.13%	[3]
2013	rr_AnnualReturn2013	27.49%	[3]
2014	rr_AnnualReturn2014	12.25%	[3]
2015	rr_AnnualReturn2015	5.40%	[3]
2016	rr_AnnualReturn2016	3.71%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.09%)
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2006
Nuveen Symphony Large-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	$ 191
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,201
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	11.65%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2006
Nuveen Symphony Large-Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	12.21%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2009
Nuveen Symphony Large-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,084
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2006
Nuveen Symphony Large-Cap Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 362
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	362
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	857
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,590
Nuveen Symphony Large-Cap Growth Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2006
Nuveen Symphony Large-Cap Growth Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2006
Nuveen Symphony Large-Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.50%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.33%	[4]
Nuveen Symphony Large-Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%	[4]
Nuveen Symphony Large-Cap Growth Fund | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.79%	[5]
5 Years	rr_AverageAnnualReturnYear05	13.03%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[5]
Nuveen Symphony Large-Cap Growth Fund | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.81%	[5]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The performance of the other share classes will differ due to their different expense structures.
[4]	An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[5]	Represents the average annualized returns for all reporting funds in the Lipper Large-Cap Growth Funds Category.